Investments (Details Narrative)	12 Months Ended
	Feb. 29, 2024	Feb. 15, 2024 CAD ($)	Jan. 10, 2023 USD ($) shares	Jan. 10, 2023 EUR (€) shares
IfrsStatementLineItems [Line Items]
[custom:AdditionalPaymentForDevelopment-0] | $		$ 250,000
Integrals Power Limited [Member]
IfrsStatementLineItems [Line Items]
Further payment | €				€ 950,000
Licensing Option Areement [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage	0.015
Licensing Option Areement [Member] | Integrals Power Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquire | shares			7,386	7,386
Acquired in a business combination | $			$ 83,060
Additional payment | €				€ 1,000,000